PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.    PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$

Machinery and equipment	94,091	96,238
Electronics and office equipment	424	433
Motor vehicles	1,127	1,087
Leasehold improvements	5,433	5,511
Construction in progress	272	1,500

Property and equipment, cost	101,347	104,769
Less: Accumulated depreciation	(50,308)	(56,027)
Less: Provision for impairment	(31,143)	(31,143)

Property and equipment, net	19,896	17,599

Depreciation expenses from continuing operations for the six months ended June 30, 2024 and 2025 were approximately US$5,201 and US$5,417, respectively. Depreciation expenses from discontinued operations for the six months ended June 30, 2024 was immaterial.

The impairment as of December 31, 2024 and June 30, 2025 was mainly due to the impairment of mining machines in Kazakhstan and USA. There was no impairment loss recognized for the six months ended June 30, 2024 and 2025.